Liquidity (Details) - Schedule of Backlog to Convert to Revenue - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Schedule of Backlog to Convert to Revenue [Abstract]
Total Backlog	$ 4,000,771	$ 6,810,762